Reseller Agreement - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Affiliated Entity | Reseller Agreement
Related party costs	$ 8.7	$ 5.4	$ 16.2	$ 10.4	$ 22.8	$ 15.4	$ 9.5